Indebtedness - Components of Debt (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Debt Instrument [Line Items]
Total gross debt		$ 495,045	$ 306,695		$ 281,533
Less: unamortized debt issuance costs		(15,755)	(5,129)		(5,820)
Less: current portion of long-term debt		(51,329)	(31,793)		(15,484)
Total long-term debt		427,961	269,773		260,229
ABL Credit Facility
Debt Instrument [Line Items]
Total gross debt			69,000		41,000
Old ABL Credit Facility
Debt Instrument [Line Items]
Total gross debt			69,000
Term Loan
Debt Instrument [Line Items]
Total gross debt			171,355	[1]	137,355
Old Term Loan
Debt Instrument [Line Items]
Total gross debt			171,355
First Financial Loan
Debt Instrument [Line Items]
Total gross debt		23,950	30,000
Main Street Loan
Debt Instrument [Line Items]
Total gross debt					35,000
Tractor notes
Debt Instrument [Line Items]
Total gross debt					3,911
New ABL Credit Facility
Debt Instrument [Line Items]
Total gross debt		143,350
New Term Loan Credit Facility
Debt Instrument [Line Items]
Total gross debt		302,380
Best Flow Credit Facility
Debt Instrument [Line Items]
Total gross debt	[2]		7,101	[1]	37,303
Best Flow Note
Debt Instrument [Line Items]
Total gross debt	[1],[2]		10,827
Alpine Promissory Note
Debt Instrument [Line Items]
Total gross debt	[1],[2]		16,717
Alpine Credit Facility
Debt Instrument [Line Items]
Total gross debt	[2]				21,135
Other
Debt Instrument [Line Items]
Total gross debt		12,626	$ 1,695		$ 5,829
Flotek Convertible Notes
Debt Instrument [Line Items]
Total gross debt		$ 12,739

[1]	Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.
[2]	Related party debt agreements.